Note 1 - Description of Business and Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 $ / shares shares	Mar. 31, 2016 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Number of Third Party Administrative Agreements in Place	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.10		$ 0.10	$ 0.10
Common Stock, Shares Authorized	9,000,000		9,000,000	9,000,000
Common Stock, Shares, Issued	5,583,702		5,565,943	5,177,245
Common Stock, Shares, Outstanding	5,583,702		5,565,943	5,177,245
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,571,529	5,295,510	5,421,972	4,431,740